Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.16750%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$582,833.71

Principal:
Principal Collections	$13,001,217.48
Prepayments in Full	$5,488,618.86
Liquidation Proceeds	$111,828.28
Recoveries	$101,029.75
Sub Total	$18,702,694.37
Collections	$19,285,528.08

Purchase Amounts:
Purchase Amounts Related to Principal	$172,606.82
Purchase Amounts Related to Interest	$204.17
Sub Total	$172,810.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,458,339.07

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,458,339.07
Servicing Fee	$265,519.20	$265,519.20	$0.00	$0.00	$19,192,819.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,192,819.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,192,819.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,192,819.87
Interest - Class A-3 Notes	$84,603.22	$84,603.22	$0.00	$0.00	$19,108,216.65
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$18,966,384.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,966,384.98
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$18,909,410.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,909,410.31
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$18,867,030.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,867,030.73
Regular Principal Payment	$17,478,856.46	$17,478,856.46	$0.00	$0.00	$1,388,174.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,388,174.27
Residual Released to Depositor	$0.00	$1,388,174.27	$0.00	$0.00	$0.00
Total		$19,458,339.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,478,856.46
Total					$17,478,856.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,478,856.46	$46.30	$84,603.22	$0.22	$17,563,459.68	$46.52
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$17,478,856.46	$13.27	$325,789.14	$0.25	$17,804,645.60	$13.52

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$83,216,283.85	0.2204405	$65,737,427.39	0.1741389
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$270,656,283.85	0.2054567	$253,177,427.39	0.1921884

Pool Information
Weighted Average APR	2.219%	2.215%
Weighted Average Remaining Term	27.67	26.87
Number of Receivables Outstanding	26,715	25,917
Pool Balance	$318,623,039.05	$299,651,050.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$297,003,057.23	$279,524,200.77
Pool Factor	0.2228136	0.2095465

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$20,126,850.07
Targeted Overcollateralization Amount	$46,473,623.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,473,623.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$197,716.77
(Recoveries)		118	$101,029.75
Net Loss for Current Collection Period			$96,687.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3641%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7584%
Second Prior Collection Period			0.3286%
Prior Collection Period			0.2240%
Current Collection Period			0.3753%
Four Month Average (Current and Prior Three Collection Periods)			0.4216%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,145	$12,678,645.52
(Cumulative Recoveries)			$1,931,341.29
Cumulative Net Loss for All Collection Periods			$10,747,304.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7516%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,031.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,417.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.85%	373	$5,549,497.82
61-90 Days Delinquent	0.20%	40	$612,363.57
91-120 Days Delinquent	0.05%	10	$137,606.57
Over 120 Days Delinquent	0.21%	32	$617,337.10
Total Delinquent Receivables	2.31%	455	$6,916,805.06

Repossession Inventory:
Repossessed in the Current Collection Period		16	$246,936.07
Total Repossessed Inventory		31	$542,783.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2866%
Prior Collection Period			0.2995%
Current Collection Period			0.3164%
Three Month Average			0.3008%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4563%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer